Long- term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long Term Investment
Total long-term investments	¥ 5,564	$ 784	¥ 5,383
Shanghai Three Drivers Culture Media Co., Limited
Long Term Investment
Equity method investments	¥ 5,564		¥ 5,383